Taxation - Summary of Components of Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 1,139	¥ 3,561	¥ 5,546
(Charged)/Credited to the statements of income	(453)	(2,423)	(2,259)
(Charged)/credited to other comprehensive income	(5)	1	3
Ending balance	681	1,139	3,561
Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,918	1,714	1,868
(Charged)/Credited to the statements of income	575	204	(154)
Ending balance	2,493	1,918	1,714
Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,306	1,354	1,403
(Charged)/Credited to the statements of income	(48)	(48)	(49)
Ending balance	1,258	1,306	1,354
Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	370	1,303	2,244
(Charged)/Credited to the statements of income	(370)	(933)	(941)
Ending balance		370	1,303
Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	3,341	3,180	2,554
(Charged)/Credited to the statements of income	842	161	626
Ending balance	4,183	3,341	3,180
Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	381	445	697
(Charged)/Credited to the statements of income	(64)	(64)	(252)
Ending balance	317	381	445
Gain from Tower Assets Disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	0	(372)	(745)
(Charged)/Credited to the statements of income		372	373
Ending balance		0	(372)
Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(8,572)	(5,921)	(3,870)
(Charged)/Credited to the statements of income	(2,527)	(2,651)	(2,051)
Ending balance	(11,099)	(8,572)	(5,921)
Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(39)	(229)	(584)
(Charged)/Credited to the statements of income	39	190	355
Ending balance		(39)	(229)
Depreciation Charge of right of use asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	370	271	0
(Charged)/Credited to the statements of income	20	99
Ending balance	390	370	271
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,064	1,816	1,979
(Charged)/Credited to the statements of income	1,080	247	(166)
(Charged)/credited to other comprehensive income	(5)	1	3
Ending balance	¥ 3,139	2,064	1,816
Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		3,290	5,865
Ending balance			3,290
Previously stated [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		1,714	1,603
Ending balance			1,714
Previously stated [member] | Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		1,354	1,403
Ending balance			1,354
Previously stated [member] | Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		1,303	2,244
Ending balance			1,303
Previously stated [member] | Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		3,180	2,554
Ending balance			3,180
Previously stated [member] | Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		445	697
Ending balance			445
Previously stated [member] | Gain from Tower Assets Disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(372)	(745)
Ending balance			(372)
Previously stated [member] | Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(5,921)	(3,870)
Ending balance			(5,921)
Previously stated [member] | Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(229)	0
Ending balance			(229)
Previously stated [member] | Depreciation Charge of right of use asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		0	0
Ending balance			0
Previously stated [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		1,816	1,979
Ending balance			1,816
Impact on initial application of IFRS 15 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance			(584)
Impact on initial application of IFRS 15 [member] | Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance			(584)
Impact on initial application of IFRS 9 (2014) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance			265
Impact on initial application of IFRS 9 (2014) [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance			265
Increase Decrease Due To Application Of IFRS 16 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		271
Ending balance			271
Increase Decrease Due To Application Of IFRS 16 [member] | Depreciation Charge of right of use asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		¥ 271
Ending balance			¥ 271